Deferred tax	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred tax

21. Deferred tax

The Group has the following unrecognized deferred tax assets as at December 31, 2023:

	December 31,
	Gross	Gross
	2023	2022
	£000s
Trading Losses [1]	198,422	167,828
Share based payments	7,679	8,995
Capital losses	7,873	7,873
Total unrecognized deferred tax asset	213,974	184,696

(1) Included in trading losses is £42.7 million of accumulated tax losses as of December 31, 2023 (£43.6 million as of December 31, 2022) related to our operations in Germany for corporate income taxes. We also had £41.4 million of accumulated losses related to trade taxes in our German entity (£43.6 million as of December 31, 2022).

Total unrecognized deferred tax assets are calculated based on the main corporate tax rate of 25% (25% for 2022) as this is the tax rate applicable to when we expect to utilize the these deferred tax assets. Unrecognized deferred tax assets from foreign trading losses are calculated at the tax rate applicable to the related jurisdiction.

Deferred tax assets are recognized where it is probable that future taxable profit will be available to utilize losses. Due to the uncertainty of future capital gains, a deferred tax asset in respect of capital losses was not recognized at December 31, 2023 (2022: nil)